Segmented information - Operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Gold revenue	$ 1,155,637	$ 1,051,424
Intersegment gold revenue	0	0
Production costs	374,178	350,445
Depreciation & depletion	252,279	248,483
(Reversal) impairment of long-lived assets	(100,477)	18,186
Write-down mineral property interests	7,277	4,618
Current income tax, withholding and other taxes	114,449	103,937
Net income	315,841	45,121
Capital expenditures	315,891	271,848
Total assets	2,683,071	2,547,804
Operating segments | Fekola
Disclosure of operating segments [line items]
Gold revenue	617,452	560,516
Intersegment gold revenue	0	0
Production costs	167,667	144,041
Depreciation & depletion	116,782	116,491
(Reversal) impairment of long-lived assets	0	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	93,483	83,831
Net income	167,389	147,637
Capital expenditures	147,334	82,766
Total assets	1,217,269	1,183,471
Operating segments | Masbate
Disclosure of operating segments [line items]
Gold revenue	293,875	283,366
Intersegment gold revenue	0	0
Production costs	124,534	120,876
Depreciation & depletion	50,701	55,382
(Reversal) impairment of long-lived assets	(100,477)	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	19,619	18,540
Net income	142,913	62,203
Capital expenditures	29,865	52,846
Total assets	624,008	523,063
Operating segments | Otjikoto
Disclosure of operating segments [line items]
Gold revenue	247,251	213,052
Intersegment gold revenue	0	0
Production costs	81,977	85,528
Depreciation & depletion	83,823	76,325
(Reversal) impairment of long-lived assets	0	0
Write-down mineral property interests	0	1,758
Current income tax, withholding and other taxes	1,344	1,566
Net income	36,918	6,387
Capital expenditures	58,540	52,575
Total assets	451,492	434,110
Operating segments | Limon
Disclosure of operating segments [line items]
Gold revenue	47,122	11,980
Intersegment gold revenue	16,532	56,506
Production costs	36,860	47,388
Depreciation & depletion	10,730	25,254
(Reversal) impairment of long-lived assets	0	(13,434)
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	2,146	921
Net income	2,288	(13,382)
Capital expenditures	33,521	28,255
Total assets	0	85,443
Operating segments | Libertad
Disclosure of operating segments [line items]
Gold revenue	81,947	96,147
Intersegment gold revenue	16,409	9,004
Production costs	74,543	77,869
Depreciation & depletion	6,955	32,977
(Reversal) impairment of long-lived assets	0	50,601
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	5,849	4,337
Net income	4,694	(71,161)
Capital expenditures	20,390	20,941
Total assets	0	59,834
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
Gold revenue	0	0
Intersegment gold revenue	0	0
Production costs	0	0
Depreciation & depletion	0	0
(Reversal) impairment of long-lived assets	0	18,186
Write-down mineral property interests	7,277	7,640
Current income tax, withholding and other taxes	0	5
Net income	(7,395)	(25,730)
Capital expenditures	25,922	34,211
Total assets	302,639	229,129
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Gold revenue	30,000	60,000
Intersegment gold revenue	(32,941)	(65,510)
Production costs	0	0
Depreciation & depletion	973	285
(Reversal) impairment of long-lived assets	0	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	3	0
Net income	(30,966)	(60,833)
Capital expenditures	319	254
Total assets	87,663	32,754
Discontinued operations | Operating segments
Disclosure of operating segments [line items]
Gold revenue	(162,010)	(173,637)
Intersegment gold revenue	0	0
Production costs	(111,403)	(125,257)
Depreciation & depletion	(17,685)	(58,231)
(Reversal) impairment of long-lived assets	0	(37,167)
Write-down mineral property interests	0	(4,780)
Current income tax, withholding and other taxes	(7,995)	(5,263)
Net income	0	0
Capital expenditures	0	0
Total assets	$ 0	$ 0